RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Aggregate Amount of Net Financial Instrument Positions (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ 228
Less: current portion	79
Long-term portion	149
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	861
Less: current portion	353
Long-term portion	508
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(633)	$ (654)
Less: current portion	(274)	(189)
Long-term portion	(359)	(465)
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	31
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	450
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(419)	(161)
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	175
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	26
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	149	(63)
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	20
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	2
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	18	25
Investments in debt and equity securities | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	2
Investments in debt and equity securities | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Investments in debt and equity securities | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	2	0
Tax equity | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Tax equity | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	383
Tax equity | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ (383)	$ (455)